Commitments - Schedule Future Minimum Lease Payments, Net of Receipts Due Under Terms of Subleases Under All Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum lease payments under all operating leases [Abstract]
2019	$ 885
2020	916
2021	348
Total future minimum payments due	$ 2,149